Land Use Rights, Net (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Land use rights USD ($)	Dec. 31, 2014 Land use rights CNY	Dec. 31, 2013 Land use rights CNY	Dec. 31, 2012 Land use rights CNY
Land use rights, net
Amortization expense	$ 1,088,199	6,658,690	5,397,193	4,976,783	$ 462,894	2,832,447	1,570,950	1,150,540
Future amortization of land use rights
2015						2,832,573
2016						2,832,573
2017						2,832,573
2019						2,832,573
2020						2,832,573
Thereafter						121,962,495
Total					$ 22,246,341	136,125,360	138,944,251